Report Of The Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - USD ($)
$ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ 938,257	$ 938,535
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	102,057	112,902
Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	149,338	148,326
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	938,257	938,535
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	102,057	112,902
Gross carrying amount | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	1,901,204	2,022,797
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	948,767	949,609
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	2,301	73,588
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	862	41,131
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,350	30,801
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	89	1,656
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	102,070	112,917
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	631	10,487
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,050,837	1,062,526
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	2,932	84,075
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,053,769	1,146,601
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(11,100)	(12,000)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(10,681)	(11,511)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(10,510)	(11,074)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(48)	(303)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(29)	(175)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(19)	(123)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	(5)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(15)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(10,523)	(11,089)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(48)	(303)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(10,571)	(11,392)
Business in Argentina | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,598	0
Business in Argentina | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	558	0
Business in Argentina | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,040	0
Business in Argentina | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Business in Argentina | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	616	0
Business in Argentina | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	2,214	0
Business in Argentina | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(39)	0
Business in Argentina | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(28)	0
Business in Argentina | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(11)	0
Business in Argentina | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Business in Argentina | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Business in Argentina | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(39)	0
Banking business in Canada | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	56,349
Banking business in Canada | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	27,071
Banking business in Canada | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	27,789
Banking business in Canada | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	1,489
Banking business in Canada | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	154
Banking business in Canada | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	56,503
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(220)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(95)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(120)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	(5)
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Banking business in Canada | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(220)
Retail banking operations in France | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	16,984
Retail banking operations in France | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	13,920
Retail banking operations in France | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	3,012
Retail banking operations in France | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	52
Retail banking operations in France | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	10,333
Retail banking operations in France | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	27,317
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(82)
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(79)
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(3)
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Retail banking operations in France | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(82)
Other | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	703	255
Other | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	304	140
Other | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	310	0
Other | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	89	115
Other | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	15	0
Other | Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	718	255
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(9)	(1)
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(8)	0
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (1)